Leases (Details) - Schedule of committed to minimum lease payments	12 Months Ended
Dec. 31, 2021 USD ($)
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	$ 600,293
Amount representing implicit interest	(157,451)
Lease obligations	442,842
Less than one year [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	95,663
One to two years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	95,663
Two to three years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	93,022
Three to four years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	86,849
Four to five years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	84,892
More than five years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	$ 144,204